INVESTMENT SECURITIES - Equity instruments through OCI (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of investment securities
Dividend income	$ 71,487	$ 50,439	$ 28,027
Equity financial instruments
Disclosure of investment securities
FVOCI equity securities	1,090,601
Available for sale equity instruments		824,033
Equity financial instruments | Empresa de Energia de Bogota S.A. E.S.P.
Disclosure of investment securities
FVOCI equity securities	841,279
Available for sale equity instruments		659,208
Equity financial instruments | Gas Natural S.A. ESP
Disclosure of investment securities
FVOCI equity securities	43,460
Available for sale equity instruments		49,998
Equity financial instruments | Mineros S.A.
Disclosure of investment securities
FVOCI equity securities	45,706
Available for sale equity instruments		56,546
Equity financial instruments | Bolsa de Valores de Colombia S.A.
Disclosure of investment securities
FVOCI equity securities	48,351
Available for sale equity instruments		52,064
Equity financial instruments | Sociedades Portuarias
Disclosure of investment securities
FVOCI equity securities	28,897
Equity financial instruments | Master Card
Disclosure of investment securities
FVOCI equity securities	7,526
Available for sale equity instruments		5,634
Equity financial instruments | Others
Disclosure of investment securities
FVOCI equity securities	$ 75,382
Available for sale equity instruments		$ 583